Note 23 - Assets and Liabilities under reinsurance and insurance contracts	12 Months Ended
Dec. 31, 2019
Assets and Liabilities Under reinsurance and insurance contracts
Assets and Liabilities Under Reinsurance and Insurance Contracts

23. Assets and liabilities under insurance and reinsurance contracts

The Group has insurance subsidiaries mainly in Spain and Latin America (mostly in Mexico). The main product offered by the insurance subsidiaries is life insurance to cover the risk of death (risk insurance) and life-savings insurance. Within life and accident insurance, a distinction is made between freely sold products and those offered to customers who have taken mortgage or consumer loans, which cover the principal of those loans in the event of the customer’s death.

There are two types of savings products: individual insurance, which seeks to provide the customer with savings for retirement or other events, and group insurance, which is taken out by employers to cover their commitments to their employees.

The insurance business is affected by different risks, including those that are related to the BBVA Group such as credit risk, market risk, liquidity risk and operational risk and the methodology for risk measurement applied in the insurance activity is similar (see Note 7), although it has a differentiated management due to the particular characteristics of the insurance business, such as the coverage of contracted obligations and the long term of the commitments. Additionally, the insurance business generates certain specific risks, of a probabilistic nature:

•Technical risk: arises from deviations in the estimation of the casualty rate of insurances, either in terms of numbers, the amount of such claims and the timing of its occurrence.

•Biometric risk: depending on the deviations in the expected mortality behavior or the survival of the insured persons.

The insurance industry is highly regulated in each country. In this regard, it should be noted that the insurance industry is undergoing a gradual regulatory transformation through new risk-based capital regulations, which have already been published in several countries.

The heading “Assets under reinsurance and insurance contracts” in the accompanying consolidated balance sheets includes the amounts that the consolidated insurance entities are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries. As of December 31, 2019, 2018 and 2017, the balance under this heading amounted to €341, €366 million and €421 million respectively.

The most significant provisions recognized by consolidated insurance subsidiaries with respect to insurance policies issued by them are under the heading “Liabilities under insurance and reinsurance contracts” in the accompanying consolidated balance sheets.

The breakdown of the balance under this heading is as follows:

Technical reserves (Millions of Euros)
	2019	2018	2017
Mathematical reserves	9,247	8,504	7,961
Individual life insurance (1)	6,731	6,201	5,359
Savings	5,906	5,180	4,392
Risk	825	1,021	967
Group insurance (2)	2,517	2,303	2,601
Savings	2,334	2,210	2,455
Risk	182	93	147
Provision for unpaid claims reported	641	662	631
Provisions for unexpired risks and other provisions	718	668	631
Total	10,606	9,834	9,223

(1) Provides coverage in the event of death or disability.

(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees

The cash flows of those “Liabilities under insurance and reinsurance contracts” are shown below:

Maturity (Millions of euros). Liabilities under insurance and reinsurance contracts
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2019	1,571	1,197	1,806	6,032	10,606
2018	1,686	1,041	1,822	5,285	9,834
2017	1,560	1,119	1,502	5,042	9,223

The modeling methods and techniques used to calculate the mathematical reserves for the insurance products are actuarial and financial methods and modeling techniques approved by the respective country’s insurance regulator or supervisor. The most important insurance entities are located in Spain and Mexico (which together account for approximately 85% of the insurance revenues), where the modeling methods and techniques are reviewed by the insurance regulator in Spain (General Directorate of Insurance) and Mexico (National Insurance and Bonding Commission), respectively. The modeling methods and techniques used to calculate the mathematical reserves for the insurance products are compliant with IFRS and primarily involve the valuation of the estimated future cash flows, discounted at the technical interest rate for each policy. To support this technical interest rate, asset-liability management is carried out, acquiring a portfolio of securities that generate the cash flows needed to cover the payment commitments assumed with the customers.

The table below shows the key assumptions as of December 31, 2019, used in the calculation of the mathematical reserves for insurance products in Spain and Mexico, respectively:

Mathematical reserves
	Mortality table		Average technical interest type
	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2, GKMF 80/95. PASEM, PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25% -2.91%	2.50%
Group insurance(2)	PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%

(1) Provides coverage in the case of one or more of the following events: death and disability.

(2) Insurance policies purchased by companies (other than Group BBVA entities) on behalf of their employees.